Stock-Based Compensation - Summary of Stock-Based Compensation Expense Classification (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,066	$ 273	$ 2,684	$ 627	$ 906	$ 644	$ 126
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	292	101	1,776	225	329	294	43
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 774	$ 172	$ 908	$ 402	$ 577	$ 350	$ 83